Commission expense	12 Months Ended
Dec. 31, 2024
Fee and commission expense [abstract]
Commission expense	Commission expense
Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of commission expense is as follows:

EUR million
	2024	2023	2022
Commissions assigned to third parties	2,686	2,644	2,554
Cards	1,854	1,891	1,872
By collection and return of effects	30	24	18
Other fees assigned	802	729	664
Other commissions paid	1,906	1,620	1,523
Brokerage fees on lending and deposit transactions	84	105	77
Sales of insurance and pension funds	459	358	340
Other fees and commissions	1,363	1,157	1,106
	4,592	4,264	4,077